Distribution Date:	11/18/25	BANK 2019-BNK23
Determination Date:	11/12/25
Next Distribution Date:	12/17/25
Record Date:	10/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK23

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	KeyBank National Association
Current Mortgage Loan and Property Stratification	8-12		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 1)	13-14		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06541RAY9	1.975000%	14,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	06541RAZ6	2.846000%	27,500,000.00	22,875,124.25	446,754.31	54,252.17	0.00	0.00	501,006.48	22,428,369.94	30.52%	30.00%
A-2	06541RBA0	2.669000%	325,000,000.00	323,254,929.87	0.01	718,972.84	0.00	0.00	718,972.85	323,254,929.86	30.52%	30.00%
A-3	06541RBB8	2.920000%	489,369,000.00	489,369,000.00	0.00	1,190,797.90	0.00	0.00	1,190,797.90	489,369,000.00	30.52%	30.00%
A-S	06541RBE2	3.203000%	128,381,000.00	128,381,000.00	0.00	342,670.29	0.00	0.00	342,670.29	128,381,000.00	19.84%	19.50%
B	06541RBF9	3.455000%	56,548,000.00	56,548,000.00	0.00	162,811.12	0.00	0.00	162,811.12	56,548,000.00	15.13%	14.88%
C	06541RBG7	3.619610%	53,492,000.00	53,492,000.00	0.00	161,350.16	0.00	0.00	161,350.16	53,492,000.00	10.68%	10.50%
D	06541RAJ2	2.500000%	32,095,000.00	32,095,000.00	0.00	66,864.58	0.00	0.00	66,864.58	32,095,000.00	8.01%	7.88%
E	06541RAL7	2.500000%	22,926,000.00	22,926,000.00	0.00	47,762.50	0.00	0.00	47,762.50	22,926,000.00	6.10%	6.00%
F	06541RAN3	2.750000%	22,925,000.00	22,925,000.00	0.00	52,536.46	0.00	0.00	52,536.46	22,925,000.00	4.20%	4.13%
G	06541RAQ6	2.750000%	12,226,000.00	12,226,000.00	0.00	28,017.92	0.00	0.00	28,017.92	12,226,000.00	3.18%	3.13%
H*	06541RAS2	2.750000%	38,209,293.00	38,209,293.00	0.00	64,928.77	0.00	0.00	64,928.77	38,209,293.00	0.00%	0.00%
RR Interest	N/A	3.619610%	64,351,120.72	63,279,018.28	23,513.39	189,679.88	0.00	0.00	213,193.27	63,255,504.89	0.00%	0.00%
V	06541RAV5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06541RAW3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,287,022,413.72	1,265,580,365.40	470,267.71	3,080,644.59	0.00	0.00	3,550,912.30	1,265,110,097.69

X-A	06541RBC6	0.798748%	855,869,000.00	835,499,054.12	0.00	556,127.83	0.00	0.00	556,127.83	835,052,299.80
X-B	06541RBD4	0.263371%	238,421,000.00	238,421,000.00	0.00	52,327.67	0.00	0.00	52,327.67	238,421,000.00
X-D	06541RAA1	1.119610%	55,021,000.00	55,021,000.00	0.00	51,335.06	0.00	0.00	51,335.06	55,021,000.00
X-F	06541RAC7	0.869610%	22,925,000.00	22,925,000.00	0.00	16,613.18	0.00	0.00	16,613.18	22,925,000.00
X-G	06541RAE3	0.869610%	12,226,000.00	12,226,000.00	0.00	8,859.88	0.00	0.00	8,859.88	12,226,000.00
X-H	06541RAG8	0.869610%	38,209,293.00	38,209,293.00	0.00	27,689.33	0.00	0.00	27,689.33	38,209,293.00
Notional SubTotal			1,222,671,293.00	1,202,301,347.12	0.00	712,952.95	0.00	0.00	712,952.95	1,201,854,592.80

Deal Distribution Total					470,267.71	3,793,597.54	0.00	0.00	4,263,865.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06541RAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	06541RAZ6	831.82270000	16.24561127	1.97280618	0.00000000	0.00000000	0.00000000	0.00000000	18.21841745	815.57708873
A-2	06541RBA0	994.63055345	0.00000003	2.21222412	0.00000000	0.00000000	0.00000000	0.00000000	2.21222415	994.63055342
A-3	06541RBB8	1,000.00000000	0.00000000	2.43333333	0.00000000	0.00000000	0.00000000	0.00000000	2.43333333	1,000.00000000
A-S	06541RBE2	1,000.00000000	0.00000000	2.66916670	0.00000000	0.00000000	0.00000000	0.00000000	2.66916670	1,000.00000000
B	06541RBF9	1,000.00000000	0.00000000	2.87916673	0.00000000	0.00000000	0.00000000	0.00000000	2.87916673	1,000.00000000
C	06541RBG7	1,000.00000000	0.00000000	3.01634188	0.00000000	0.00000000	0.00000000	0.00000000	3.01634188	1,000.00000000
D	06541RAJ2	1,000.00000000	0.00000000	2.08333323	0.00000000	0.00000000	0.00000000	0.00000000	2.08333323	1,000.00000000
E	06541RAL7	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06541RAN3	1,000.00000000	0.00000000	2.29166674	0.00000000	0.00000000	0.00000000	0.00000000	2.29166674	1,000.00000000
G	06541RAQ6	1,000.00000000	0.00000000	2.29166694	0.00000000	0.00000000	0.00000000	0.00000000	2.29166694	1,000.00000000
H	06541RAS2	1,000.00000000	0.00000000	1.69929263	0.59237422	6.81019065	0.00000000	0.00000000	1.69929263	1,000.00000000
RR Interest	N/A	983.33980158	0.36539208	2.94757695	0.01851203	0.21486976	0.00000000	0.00000000	3.31296903	982.97440949
V	06541RAV5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06541RAW3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06541RBC6	976.19969192	0.00000000	0.64978149	0.00000000	0.00000000	0.00000000	0.00000000	0.64978149	975.67770278
X-B	06541RBD4	1,000.00000000	0.00000000	0.21947593	0.00000000	0.00000000	0.00000000	0.00000000	0.21947593	1,000.00000000
X-D	06541RAA1	1,000.00000000	0.00000000	0.93300849	0.00000000	0.00000000	0.00000000	0.00000000	0.93300849	1,000.00000000
X-F	06541RAC7	1,000.00000000	0.00000000	0.72467525	0.00000000	0.00000000	0.00000000	0.00000000	0.72467525	1,000.00000000
X-G	06541RAE3	1,000.00000000	0.00000000	0.72467528	0.00000000	0.00000000	0.00000000	0.00000000	0.72467528	1,000.00000000
X-H	06541RAG8	1,000.00000000	0.00000000	0.72467528	0.00000000	0.00000000	0.00000000	0.00000000	0.72467528	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	10/01/25 - 10/30/25	30	0.00	54,252.17	0.00	54,252.17	0.00	0.00	0.00	54,252.17	0.00
A-2	10/01/25 - 10/30/25	30	0.00	718,972.84	0.00	718,972.84	0.00	0.00	0.00	718,972.84	0.00
A-3	10/01/25 - 10/30/25	30	0.00	1,190,797.90	0.00	1,190,797.90	0.00	0.00	0.00	1,190,797.90	0.00
X-A	10/01/25 - 10/30/25	30	0.00	556,127.83	0.00	556,127.83	0.00	0.00	0.00	556,127.83	0.00
X-B	10/01/25 - 10/30/25	30	0.00	52,327.67	0.00	52,327.67	0.00	0.00	0.00	52,327.67	0.00
X-D	10/01/25 - 10/30/25	30	0.00	51,335.06	0.00	51,335.06	0.00	0.00	0.00	51,335.06	0.00
X-F	10/01/25 - 10/30/25	30	0.00	16,613.18	0.00	16,613.18	0.00	0.00	0.00	16,613.18	0.00
X-G	10/01/25 - 10/30/25	30	0.00	8,859.88	0.00	8,859.88	0.00	0.00	0.00	8,859.88	0.00
X-H	10/01/25 - 10/30/25	30	0.00	27,689.33	0.00	27,689.33	0.00	0.00	0.00	27,689.33	0.00
A-S	10/01/25 - 10/30/25	30	0.00	342,670.29	0.00	342,670.29	0.00	0.00	0.00	342,670.29	0.00
B	10/01/25 - 10/30/25	30	0.00	162,811.12	0.00	162,811.12	0.00	0.00	0.00	162,811.12	0.00
C	10/01/25 - 10/30/25	30	0.00	161,350.16	0.00	161,350.16	0.00	0.00	0.00	161,350.16	0.00
D	10/01/25 - 10/30/25	30	0.00	66,864.58	0.00	66,864.58	0.00	0.00	0.00	66,864.58	0.00
E	10/01/25 - 10/30/25	30	0.00	47,762.50	0.00	47,762.50	0.00	0.00	0.00	47,762.50	0.00
F	10/01/25 - 10/30/25	30	0.00	52,536.46	0.00	52,536.46	0.00	0.00	0.00	52,536.46	0.00
G	10/01/25 - 10/30/25	30	0.00	28,017.92	0.00	28,017.92	0.00	0.00	0.00	28,017.92	0.00
H	10/01/25 - 10/30/25	30	237,035.17	87,562.96	0.00	87,562.96	22,634.20	0.00	0.00	64,928.77	260,212.57
RR Interest	10/01/25 - 10/30/25	30	12,597.84	190,871.15	0.00	190,871.15	1,191.27	0.00	0.00	189,679.88	13,827.11
Totals			249,633.01	3,817,423.00	0.00	3,817,423.00	23,825.47	0.00	0.00	3,793,597.54	274,039.68

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,263,865.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,834,130.77	Master Servicing Fee	8,795.81
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,845.60
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	544.90
ARD Interest	0.00	Operating Advisor Fee	1,024.42
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.06
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,834,130.77	Total Fees	16,707.80

Principal		Expenses/Reimbursements
Scheduled Principal	470,267.71	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	15,291.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	8,534.27
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	470,267.71	Total Expenses/Reimbursements	23,825.47

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,793,597.54
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	470,267.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,263,865.25
Total Funds Collected	4,304,398.48	Total Funds Distributed	4,304,398.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,265,580,365.53	1,265,580,365.53	Beginning Certificate Balance	1,265,580,365.40
(-) Scheduled Principal Collections	470,267.71	470,267.71	(-) Principal Distributions	470,267.71
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,265,110,097.82	1,265,110,097.82	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,266,771,850.45	1,266,771,850.45	Ending Certificate Balance	1,265,110,097.69
Ending Actual Collateral Balance	1,266,365,873.90	1,266,365,873.90

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP
10,000,000 or less	17	105,411,461.05	8.33%	48	3.7236	2.861649	1.60 or less	9	184,954,270.53	14.62%	48	3.8751	1.389262
10,000,001 to 20,000,000	14	208,998,631.19	16.52%	48	3.5353	2.594676	1.61 to 1.80	3	66,468,308.52	5.25%	48	3.6369	1.692236
20,000,001 to 30,000,000	6	142,455,071.41	11.26%	48	3.5361	2.585355	1.81 to 2.00	3	72,609,742.97	5.74%	49	4.1084	1.912401
30,000,001 to 40,000,000	5	177,200,000.00	14.01%	48	3.1809	3.742837	2.01 to 2.20	8	258,781,256.02	20.46%	48	3.5161	2.139582
40,000,001 to 60,000,000	5	255,839,050.17	20.22%	48	3.6157	2.358699	2.21 to 2.40	1	22,000,000.00	1.74%	49	3.7050	2.396900
60,000,001 to 70,000,000	2	125,805,884.00	9.94%	48	3.7538	2.042811	2.41 or greater	27	584,496,519.78	46.20%	47	3.3308	3.636243
70,000,001 to 80,000,000	1	73,600,000.00	5.82%	47	3.4500	2.140200	Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401
80,000,001 or greater	1	100,000,000.00	7.90%	45	3.4500	3.466500
Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	14	75,800,000.00	5.99%	44	3.3735	NAP	Totals	100	1,265,110,097.82	100.00%	47	3.5180	2.741401
California	17	531,857,152.81	42.04%	47	3.4344	2.654833
									Property Type³
Colorado	1	54,500,000.00	4.31%	48	3.5980	1.676300
Florida	2	12,088,762.55	0.96%	48	4.1238	1.831431		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Georgia	4	18,868,477.90	1.49%	48	3.8784	3.112434		Properties	Balance	Agg. Bal.			DSCR¹
Illinois	3	21,702,265.97	1.72%	48	3.6633	1.364992	Defeased	14	75,800,000.00	5.99%	44	3.3735	NAP
Indiana	4	27,065,813.57	2.14%	48	2.6533	6.033700	Industrial	12	81,278,026.91	6.42%	48	2.7081	5.728040
Iowa	1	4,456,124.36	0.35%	48	2.6533	6.033700	Lodging	4	56,946,960.93	4.50%	48	3.8598	2.460647
Kentucky	1	5,635,283.36	0.45%	48	2.6533	6.033700	Mixed Use	1	6,250,000.00	0.49%	49	4.0900	1.609400
Louisiana	6	10,329,200.00	0.82%	48	3.6580	2.627000	Multi-Family	16	315,083,005.00	24.91%	48	3.6666	2.083078
Maryland	1	4,044,789.86	0.32%	48	2.6533	6.033700	Office	13	449,129,129.26	35.50%	47	3.4381	2.493619
Michigan	3	27,253,878.65	2.15%	48	3.8939	1.705945	Other	2	30,125,000.00	2.38%	48	3.4090	3.069067
Missouri	1	8,459,780.57	0.67%	48	2.6533	6.033700	Retail	33	232,575,585.79	18.38%	48	3.6856	2.440876
New Jersey	1	23,344,033.03	1.85%	49	3.4500	2.181500	Self Storage	5	17,922,389.93	1.42%	48	3.9191	3.112282
New Mexico	2	12,419,861.75	0.98%	48	4.1730	0.744400	Totals	100	1,265,110,097.82	100.00%	47	3.5180	2.741401
New York	8	163,337,044.61	12.91%	48	3.4321	2.240379
North Carolina	5	40,107,655.11	3.17%	47	3.9939	2.041739
Ohio	1	12,957,038.36	1.02%	48	2.6533	6.033700
Oklahoma	5	50,939,050.17	4.03%	49	4.1900	1.922600
Pennsylvania	4	18,705,797.21	1.48%	48	3.5063	3.141397
South Carolina	1	36,000,000.00	2.85%	47	3.8250	2.419900
Texas	5	30,694,660.44	2.43%	49	3.8309	2.412461
Utah	1	3,350,000.00	0.26%	48	3.8000	2.184700
Virginia	3	36,671,672.71	2.90%	49	3.4295	3.458247
Wisconsin	6	34,521,754.83	2.73%	48	3.8756	2.395026

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP
	3.24900% or less	8	180,000,000.00	14.23%	48	2.8582	4.584668	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.49900%	10	397,256,077.64	31.40%	47	3.3782	2.886409	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.50000% to 3.99900%	24	493,644,171.01	39.02%	48	3.7429	2.089347	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% or greater	9	118,409,849.17	9.36%	49	4.1455	1.999818	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401	49 months or greater	51	1,189,310,097.82	94.01%	48	3.5273	2.724332
								Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP
	119 months or less	51	1,189,310,097.82	94.01%	48	3.5273	2.724332	Interest Only	33	918,061,884.00	72.57%	48	3.4153	2.987854
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	18	271,248,213.82	21.44%	48	3.9062	1.832419
	Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	75,800,000.00	5.99%	44	3.3735	NAP			No outstanding loans in this group
Underwriter's Information		7	175,490,000.00	13.87%	48	2.9959	4.256223
	12 months or less	42	978,056,203.04	77.31%	48	3.6162	2.487567
	13 months to 24 months	1	23,344,033.03	1.85%	49	3.4500	2.181500
	25 months or greater	1	12,419,861.75	0.98%	48	4.1730	0.744400
	Totals	56	1,265,110,097.82	100.00%	47	3.5180	2.741401
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	453012226	OF	Los Angeles	CA	Actual/360	3.005%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	11/09/25
1A	453012229				Actual/360	3.005%	51,744.17	0.00	0.00	N/A	11/09/29	--	20,000,000.00	20,000,000.00	11/09/25
1B	453012230				Actual/360	3.005%	35,574.11	0.00	0.00	N/A	11/09/29	--	13,750,000.00	13,750,000.00	11/09/25
1C	453012231				Actual/360	3.005%	25,872.08	0.00	0.00	N/A	11/09/29	--	10,000,000.00	10,000,000.00	11/09/25
1D	310953489				Actual/360	3.005%	48,510.16	0.00	0.00	N/A	11/09/29	--	18,750,000.00	18,750,000.00	11/09/25
1E	310953495				Actual/360	3.005%	61,446.20	0.00	0.00	N/A	11/09/29	--	23,750,000.00	23,750,000.00	11/09/25
2	300801972	MF	Long Island City	NY	Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	11/10/25
2A	310953020				Actual/360	3.250%	139,930.56	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	11/10/25
3	300801959	OF	San Francisco	CA	Actual/360	3.450%	297,083.33	0.00	0.00	08/01/29	08/01/34	--	100,000,000.00	100,000,000.00	11/01/25
4	453012233	IN	Various	Various	Actual/360	2.653%	81,702.72	0.00	0.00	N/A	11/07/29	--	35,760,000.00	35,760,000.00	11/07/25
4A	300801993				Actual/360	2.653%	89,653.66	0.00	0.00	N/A	11/07/29	--	39,240,000.00	39,240,000.00	11/07/25
5	310951159	OF	Beverly Hills	CA	Actual/360	3.450%	218,653.33	0.00	0.00	N/A	10/11/29	--	73,600,000.00	73,600,000.00	11/11/25
6	310945075	OF	Norwalk	CA	Actual/360	3.845%	213,435.48	0.00	0.00	N/A	11/11/29	--	64,463,084.00	64,463,084.00	11/11/25
7	300801991	Various Various		Various	Actual/360	3.658%	193,226.41	0.00	0.00	N/A	11/01/29	--	61,342,800.00	61,342,800.00	11/01/25
8	310952491	MF	Denver	CO	Actual/360	3.598%	168,856.14	0.00	0.00	N/A	11/11/29	--	54,500,000.00	54,500,000.00	11/11/25
9	1958227	MF	Various	OK	Actual/360	4.190%	184,038.27	68,555.21	0.00	N/A	12/01/29	--	51,007,605.38	50,939,050.17	11/01/25
10	1958421	MF	Bronx	NY	Actual/360	3.780%	164,052.00	0.00	0.00	N/A	12/01/29	--	50,400,000.00	50,400,000.00	11/01/25
11	310951801	SS	Various	GA	Actual/360	3.190%	108,916.35	0.00	0.00	N/A	05/11/29	--	39,650,000.00	39,650,000.00	11/11/25
12	1959494	MF	North Charleston	SC	Actual/360	3.825%	118,575.00	0.00	0.00	N/A	10/01/29	--	36,000,000.00	36,000,000.00	11/01/25
13	300802003	Various Sacramento		CA	Actual/360	3.363%	101,357.08	0.00	0.00	N/A	11/01/29	--	35,000,000.00	35,000,000.00	11/01/25
14	310951554	RT	Pacoima	CA	Actual/360	3.502%	94,087.07	0.00	0.00	N/A	11/01/29	--	31,200,000.00	31,200,000.00	11/01/25
15	322900015	RT	Union City	CA	Actual/360	3.825%	90,732.25	40,134.61	0.00	N/A	11/01/29	--	27,546,794.34	27,506,659.73	11/01/25
16	300802004	RT	Santa Ana	CA	Actual/360	3.300%	71,752.08	0.00	0.00	N/A	11/01/29	--	25,250,000.00	25,250,000.00	11/01/25
17	453012260	RT	Various	Various	Actual/360	3.670%	35,362.36	0.00	0.00	N/A	10/01/29	--	11,189,636.75	11,189,636.75	11/01/25
17A	322902260				Actual/360	3.670%	8,192.75	0.00	0.00	N/A	10/01/29	06/01/29	2,592,414.53	2,592,414.53	11/01/25
17B	322192260				Actual/360	3.670%	35,451.83	0.00	0.00	N/A	10/01/29	06/01/29	11,217,948.72	11,217,948.72	11/01/25
18	300802010	OF	Cherry Hill	NJ	Actual/360	3.450%	69,472.96	40,975.97	0.00	N/A	12/01/29	--	23,385,009.00	23,344,033.03	06/01/24
19	600949835	RT	Shelby Township	MI	Actual/360	3.970%	70,575.18	40,022.14	0.00	N/A	11/11/29	--	20,644,400.79	20,604,378.65	11/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	1957448	LO	Richmond	VA	Actual/360	3.705%	70,189.17	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	11/01/25
21	300801950	LO	Charlotte	NC	Actual/360	3.900%	62,279.23	36,771.09	0.00	N/A	09/01/29	--	18,544,684.23	18,507,913.14	11/01/25
22	1959270	RT	Houston	TX	Actual/360	3.925%	58,380.31	24,530.74	0.00	N/A	12/01/29	--	17,272,991.18	17,248,460.44	11/01/25
23	310951987	OF	Winston Salem	NC	Actual/360	4.060%	46,018.80	36,310.29	0.00	N/A	11/11/29	--	13,162,854.99	13,126,544.70	11/11/25
24	300801981	OF	Folsom	CA	Actual/360	3.528%	40,624.04	27,868.55	0.00	N/A	11/01/29	--	13,371,969.11	13,344,100.56	11/01/25
25	322900025	98	Bloomington	CA	Actual/360	3.409%	44,399.86	0.00	0.00	N/A	11/01/29	--	15,125,000.00	15,125,000.00	11/01/25
26	322900026	98	Indio	CA	Actual/360	3.409%	44,032.92	0.00	0.00	N/A	11/01/29	--	15,000,000.00	15,000,000.00	11/01/25
27	610948682	Various Santa Fe		NM	Actual/360	4.173%	44,713.52	23,315.19	0.00	N/A	11/11/29	--	12,443,176.94	12,419,861.75	11/11/23
28	300802011	LO	Grovetown	GA	Actual/360	4.032%	38,677.57	21,373.96	0.00	N/A	11/01/29	--	11,139,851.86	11,118,477.90	11/01/25
29	1958667	OF	Glenview	IL	Actual/360	3.640%	36,459.57	17,591.22	0.00	N/A	11/01/29	--	11,631,909.09	11,614,317.87	11/01/25
30	300801989	RT	Howard Beach	NY	Actual/360	3.404%	29,189.74	21,170.56	0.00	N/A	11/01/29	--	9,958,215.17	9,937,044.61	11/01/25
31	300801990	MF	Phoenix	AZ	Actual/360	3.361%	32,270.27	0.00	0.00	N/A	07/01/29	--	11,150,000.00	11,150,000.00	11/01/25
32	322900032	MF	Milwaukee	WI	Actual/360	4.190%	37,010.50	13,786.60	0.00	N/A	12/01/29	--	10,257,741.43	10,243,954.83	11/01/25
33	410950865	RT	Los Banos	CA	Actual/360	3.800%	27,664.51	17,040.30	0.00	N/A	09/11/29	--	8,454,348.82	8,437,308.52	11/11/25
34	410947769	RT	Cicero	IL	Actual/360	3.696%	27,241.91	15,313.34	0.00	N/A	11/11/29	--	8,559,461.44	8,544,148.10	11/11/25
35	1958645	RT	Oxnard	CA	Actual/360	3.830%	29,682.50	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	11/01/25
36	410952153	MF	Pewaukee	WI	Actual/360	3.832%	26,398.22	0.00	0.00	N/A	11/11/29	--	8,000,000.00	8,000,000.00	11/11/25
37	600951819	SS	Vero Beach	FL	Actual/360	4.160%	20,955.31	11,044.25	0.00	N/A	10/11/29	--	5,849,806.80	5,838,762.55	11/11/25
38	1959229	MU	Miami Beach	FL	Actual/360	4.090%	22,012.15	0.00	0.00	N/A	12/05/29	--	6,250,000.00	6,250,000.00	11/05/25
39	300802005	LO	Sanford	NC	Actual/360	4.000%	18,361.83	10,283.09	0.00	N/A	11/01/29	--	5,330,852.98	5,320,569.89	11/01/25
40	1958940	RT	Cedar Park	TX	Actual/360	3.785%	18,040.26	0.00	0.00	N/A	11/01/29	--	5,535,000.00	5,535,000.00	11/01/25
41	300801992	SS	Bakersfield	CA	Actual/360	3.506%	16,302.90	0.00	0.00	N/A	11/01/29	--	5,400,000.00	5,400,000.00	11/01/25
42	410951837	OF	Leesburg	VA	Actual/360	3.695%	16,274.94	0.00	0.00	N/A	11/11/29	--	5,115,000.00	5,115,000.00	11/11/25
43	410952152	MF	Brookfield	WI	Actual/360	3.792%	16,326.67	0.00	0.00	N/A	11/11/29	--	5,000,000.00	5,000,000.00	11/11/25
44	410952188	SS	Santa Maria	CA	Actual/360	3.848%	11,700.16	0.00	0.00	N/A	11/11/29	--	3,531,000.00	3,531,000.00	11/11/25
45	1959024	RT	West Valley City	UT	Actual/360	3.800%	10,961.94	0.00	0.00	N/A	11/01/29	--	3,350,000.00	3,350,000.00	11/01/25
46	1959131	SS	Wilmington	NC	Actual/360	4.260%	11,580.22	4,180.60	0.00	N/A	12/01/29	--	3,156,807.98	3,152,627.38	11/01/25
47	1958675	RT	Jackson Heights	NY	Actual/360	3.750%	9,687.50	0.00	0.00	N/A	12/01/29	--	3,000,000.00	3,000,000.00	11/01/25
Totals							3,834,130.77	470,267.71	0.00				1,265,580,365.53	1,265,110,097.82
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	127,331,608.90	61,367,380.50	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	68,572,402.82	35,926,661.41	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	70,044,587.27	33,290,758.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	35,212,462.82	18,700,316.16	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,894,385.31	4,920,197.74	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,697,057.26	1,967,965.01	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,136,106.00	4,625,983.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,663,202.58	2,544,762.52	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,065,744.06	4,556,570.27	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,058,321.37	2,138,206.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	3,460,951.43	2,583,047.51	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,829,478.95	1,998,744.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,302,684.00	1,620,051.72	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,610,849.94	1,339,338.34	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,204,927.43	1,700,535.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,342,852.27	1,614,163.13	01/01/24	06/30/24	06/11/25	5,154,578.84	90,760.68	94,910.85	1,785,164.81	1,132,914.65	0.00
19	2,244,374.99	990,582.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	2,108,482.47	2,323,377.61	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,139,975.29	2,126,766.16	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,598,191.09	1,061,438.45	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,082,104.03	1,016,386.37	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,327,167.15	559,843.25	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,455,500.38	857,137.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,332,457.36	748,479.02	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,056,608.20	364,784.30	01/01/23	06/30/23	12/11/24	0.00	0.00	67,575.90	1,623,654.33	266,925.10	0.00
28	2,411,682.43	2,704,802.41	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	4,404.22	0.00
29	624,252.66	546,610.70	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,670,641.33	1,286,512.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	885,139.00	873,106.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,011,203.53	758,589.37	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,150,011.76	738,871.63	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,095,014.46	775,612.44	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	953,632.27	489,494.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	844,109.00	400,477.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	536,343.50	336,425.17	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,457,814.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	716,096.25	368,696.53	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,016,051.42	813,990.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	631,718.89	498,377.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	568,489.95	267,084.63	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
44	183,597.85	59,496.30	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	281,764.60	141,694.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	498,041.17	347,235.19	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	633,361.00	236,116.07	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	386,941,448.63	202,586,669.86				5,154,578.84	90,760.68	162,486.75	3,408,819.14	1,404,243.97	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/18/25	0	0.00	0	0.00	2	35,763,894.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518041%	3.495644%	47
10/20/25	0	0.00	0	0.00	2	35,828,185.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518180%	3.495771%	48
09/17/25	0	0.00	0	0.00	2	35,895,950.85	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518327%	3.495906%	49
08/15/25	0	0.00	0	0.00	2	35,959,821.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518465%	3.496032%	50
07/17/25	0	0.00	0	0.00	2	36,023,487.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518602%	3.496158%	51
06/17/25	0	0.00	0	0.00	2	36,090,650.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518747%	3.496291%	52
05/16/25	0	0.00	0	0.00	2	36,153,900.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.518883%	3.496416%	53
04/17/25	0	0.00	0	0.00	2	36,220,660.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.519028%	3.496548%	54
03/17/25	0	0.00	0	0.00	2	36,283,496.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.519162%	3.496671%	55
02/18/25	0	0.00	0	0.00	2	36,357,310.14	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.519325%	3.496821%	56
01/17/25	0	0.00	0	0.00	2	36,419,710.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.519458%	3.496943%	57
12/17/24	0	0.00	0	0.00	2	36,481,911.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.519591%	3.497064%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	300802010	06/01/24	16	6	94,910.85	1,785,164.81	1,140,904.65	24,044,313.15	11/01/24	1
27	610948682	11/11/23	23	6	67,575.90	1,623,654.33	342,453.61	12,975,357.69	03/01/24	98
Totals					162,486.75	3,408,819.14	1,483,358.26	37,019,670.84
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		969,531,972	957,112,110	12,419,862		0
49 - 60 Months		195,578,126	172,234,093	23,344,033		0
> 60 Months		100,000,000	100,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-25	1,265,110,098	1,229,346,203	0	0	35,763,895	0
Oct-25	1,265,580,366	1,229,752,180	0	0	35,828,186	0
Sep-25	1,266,078,500	1,230,182,549	0	0	35,895,951	0
Aug-25	1,266,545,533	1,230,585,712	0	0	35,959,821	0
Jul-25	1,267,011,006	1,230,987,518	0	0	36,023,488	0
Jun-25	1,267,504,516	1,231,413,865	0	0	36,090,651	0
May-25	1,267,966,785	1,231,812,885	0	0	36,153,901	0
Apr-25	1,268,457,205	1,232,236,544	0	0	36,220,661	0
Mar-25	1,268,916,292	1,232,632,796	0	0	36,283,497	0
Feb-25	1,269,463,253	1,233,105,943	0	0	36,357,310	0
Jan-25	1,269,918,979	1,233,499,269	0	0	36,419,710	0
Dec-24	1,270,373,182	1,233,891,271	0	0	36,481,912	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	300802010	23,344,033.03	24,044,313.15	20,000,000.00	02/13/25	1,445,718.63	2.18150	06/30/24	12/01/29	288
27	610948682	12,419,861.75	12,975,357.69	16,200,000.00	07/29/24	303,866.30	0.74440	06/30/23	11/11/29	287
Totals		35,763,894.78	37,019,670.84	36,200,000.00		1,749,584.93

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	300802010	OF	NJ	11/01/24	1

Loan transferred to Special Servicing on 11/1/2024 due to payment default. Loan is collateralized by a 218,283 SF office property located in Cherry Hill, NJ. As of 9/30/2025, the property was 69.33% occupied. A term sheet has been provided to the Borro wer and negotiations are ongoing.

27	610948682	Various	NM	03/01/24	98

The loan transferred to Special Servicing effective 3/12/2024, due to payment default. The subject properties, 1 Plaza La Prensa & Sena Plaza, consists of a 52,253 SF office property and a 23,167 SF retail property, both located at Santa Fee,

NM.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	453012260	25,000,000.00	3.67000%	25,000,000.00 3.67000%		10	06/30/20	05/01/20	08/11/20
Totals		25,000,000.00		25,000,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	5,034.27	0.00	0.00	15,291.20	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	8,534.27	0.00	0.00	15,291.20	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		23,825.47

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
Risk Retention

Pursuant to the PSA, the Credit Risk Retention Agreement and the EU Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" or the

"EU Risk Retention" tab, as applicable for the BANK 2019-BNK23 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant or the EU Hedging Covenant, as applicable.

Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27